OSTERWEIS SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Principal Amount		Value
Bonds: 59.6%
Corporate Bonds: 59.6%
Air Freight & Logistics: 4.0%
	Western Global Airlines LLC
$345,000	10.375%, 08/15/2025	$259,675

Auto Components: 2.9%
	Patrick Industries, Inc.
227,000	4.750%, 05/01/2029	188,705

Commercial Services & Supplies: 4.0%
	Cimpress PLC
379,000	7.000%, 06/15/2026	262,602

Computers & Peripherals: 3.0%
	Diebold Nixdorf, Inc.
379,517	8.500%, 10/15/2026	195,402

Construction & Engineering: 7.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
122,000	6.000%, 02/01/2026	111,373
	Great Lakes Dredge & Dock Corp.
222,000	5.250%, 06/01/2029	172,871
	IEA Energy Services LLC
187,000	6.625%, 08/15/2029	176,705
		460,949
Consumer Finance: 1.7%
	Bread Financial Holdings, Inc.
60,000	4.750%, 12/15/2024	53,299
65,000	7.000%, 01/15/2026	56,913
		110,212
Diversified Consumer Services: 5.8%
	Cengage Learning, Inc.
392,000	9.500%, 06/15/2024	374,452

Food Products: 2.4%
	B&G Foods, Inc.
200,000	5.250%, 09/15/2027	153,694

Hotels, Restaurants & Leisure: 2.3%
	Arrow Bidco LLC
150,000	9.500%, 03/15/2024	149,862

Household Durables: 4.2%
	American Greetings Corp.
282,000	8.750%, 04/15/2025	271,357

Interactive Media & Services: 5.2%
	Cars.com, Inc.
177,000	6.375%, 11/01/2028	157,552
	Getty Images, Inc.
91,000	9.750%, 03/01/2027	89,967
	Millennium Escrow Corp.
149,000	6.625%, 08/01/2026	95,554
		343,073
IT Services: 4.1%
	Virtusa Corp.
353,000	7.125%, 12/15/2028	269,524

Machinery: 6.6%
	Granite US Holdings Corp.
289,000	11.000%, 10/01/2027	304,956
	Werner FinCo L.P. / Werner FinCo, Inc.
183,000	8.750%, 07/15/2025	122,899
		427,855
Software: 1.3%
	Veritas U.S., Inc / Veritas Bermuda Ltd.
121,000	7.500%, 09/01/2025	83,775

Specialty Retail: 5.0%
	The Men's Wearhouse LLC
1,795,000	7.000%, 07/01/2023 [1,5]	11,847
	The Michaels Cos., Inc
161,000	5.250%, 05/01/2028	129,723
	The Michaels Cos., Inc.
272,000	7.875%, 05/01/2029	182,226
		323,796
Total Corporate Bonds
(Cost $5,238,599)		3,874,933

Total Bonds
(Cost $5,238,599)		3,874,933

Bank Loans: 36.6%
Beverages: 0.8%
	Chill Merger Sub, Inc.
56,000	8.230% (1 month LIBOR + 3.500%), 3/20/2024 [2,3]	49,795

Chemicals: 7.0%
	AgroFresh, Inc.
463,746	10.634% (1 month LIBOR + 6.250%), 12/31/2024 [2,3]	455,631

Commercial Services & Supplies: 0.8%
	LRS Holdings LLC
53,460	8.634% (1 month LIBOR + 4.250%), 8/31/2028 [2,3]	51,723

IT Services: 5.9%
	Cast & Crew LLC
388,879	7.884% (1 month LIBOR + 3.500%), 2/7/2026 [2,3]	384,331

Machinery: 2.1%
	Werner FinCo L.P.
150,225	8.730% (2 months LIBOR + 4.000%), 7/24/2024 [2,3]	136,205

Software: 16.9%
	A&V Holdings Midco LLC
292,595	9.545% (3 months LIBOR + 5.375%), 3/10/2027 [2,3]	285,280
	Hyland Software, Inc.
382,800	10.634% (1 month LIBOR + 6.250%), 7/10/2025 [2,3]	364,043
	Magenta Buyer LLC
366,300	9.170% (3 months LIBOR + 4.750%), 7/27/2028 [2,3]	315,362
	Veritas U.S., Inc.
184,106	9.730% (3 months LIBOR + 5.000%), 9/1/2025 [2,3]	130,814
		1,095,499
Specialty Retail: 3.1%
	At Home Group, Inc.
254,430	7.743% (3 months LIBOR + 4.000%), 7/23/2028 [2,3]	201,349

Total Bank Loans
(Cost $2,543,675)		2,374,533

Shares
Short-Term Investments: 4.6%
Money Market Funds: 4.6%
298,799	U.S. Bank Money Market Deposit Account, 3.900% [4]	298,799

Total Money Market Funds
(Cost $298,799)		298,799

Total Short-Term Investments
(Cost $298,799)		298,799
Total Investments in Securities: 100.8%
(Cost $8,081,073)		6,548,265
Liabilities in Excess of Other Assets: (0.8)%		(52,333)
Total Net Assets: 100.0%		$6,495,932

LIBOR -	London Interbank Offered Rate

[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Variable rate security; rate shown is the rate in effect on December 31, 2022.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of December 31, 2022.

[5]	Security is in default.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Sustainable Credit Fund (the "Fund"), utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1,2]	$–	$3,863,086	$11,847	$3,874,933
Bank Loans	–	2,374,533		2,374,533
Short-Term Investments	298,799	–	–	298,799
Total Assets:	$298,799	$6,237,619	$11,847	$6,548,265

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.